Exhibit 99.1

World Omni Auto Receivables Trust 2022-B

Monthly Servicer Certificate

May 31, 2023

Dates Covered
Collections Period	05/01/23 - 05/31/23
Interest Accrual Period	05/15/23 - 06/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/23	631,941,840.11	34,820
Yield Supplement Overcollateralization Amount 04/30/23	53,991,154.11	0
Receivables Balance 04/30/23	685,932,994.22	34,820
Principal Payments	28,073,438.21	852
Defaulted Receivables	746,021.93	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/23	51,060,230.12	0
Pool Balance at 05/31/23	606,053,303.96	33,942

Pool Statistics	$ Amount	# of Accounts
Pool Factor	60.62%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,083,969,917.66	44,920

Delinquent Receivables:
Past Due 31-60 days	7,455,100.47	321
Past Due 61-90 days	2,308,292.86	87
Past Due 91-120 days	317,748.59	15
Past Due 121+ days	0.00	0
Total	10,081,141.92	423

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.53%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.40%
Delinquency Trigger Occurred	NO

Recoveries	537,093.02
Aggregate Net Losses/(Gains) - May 2023	208,928.91
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.37%
Prior Net Losses/(Gains) Ratio	0.11%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	0.18%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	5,454,479.74
Actual Overcollateralization	5,454,479.74
Weighted Average Contract Rate	4.23%
Weighted Average Contract Rate, Yield Adjusted	8.60%
Weighted Average Remaining Term	49.70

Flow of Funds	$ Amount
Collections	31,046,697.71
Investment Earnings on Cash Accounts	24,593.51
Servicing Fee	(571,610.83)
Transfer to Collection Account	-
Available Funds	30,499,680.39

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,661,358.46
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	87,516.67
(5) Noteholders' Second Priority Principal Distributable Amount	5,451,059.59
(6) Class C Interest	44,987.50
(7) Noteholders' Third Priority Principal Distributable Amount	14,750,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,454,479.74
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,050,278.43

Total Distributions of Available Funds	30,499,680.39

Servicing Fee	571,610.83
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	938,920,000.00
Original Class B	29,500,000.00
Original Class C	14,750,000.00

Total Class A, B, & C
Note Balance @ 05/15/23	626,254,363.55
Principal Paid	25,655,539.33
Note Balance @ 06/15/23	600,598,824.22

Class A-1
Note Balance @ 05/15/23	0.00
Principal Paid	0.00
Note Balance @ 06/15/23	0.00
Note Factor @ 06/15/23	0.0000000%

Class A-2a
Note Balance @ 05/15/23	158,259,054.49
Principal Paid	17,958,877.53
Note Balance @ 06/15/23	140,300,176.96
Note Factor @ 06/15/23	56.6183119%

Class A-2b
Note Balance @ 05/15/23	67,825,309.06
Principal Paid	7,696,661.80
Note Balance @ 06/15/23	60,128,647.26
Note Factor @ 06/15/23	56.6183119%

Class A-3
Note Balance @ 05/15/23	266,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	266,000,000.00
Note Factor @ 06/15/23	100.0000000%

Class A-4
Note Balance @ 05/15/23	89,920,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	89,920,000.00
Note Factor @ 06/15/23	100.0000000%

Class B
Note Balance @ 05/15/23	29,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	29,500,000.00
Note Factor @ 06/15/23	100.0000000%

Class C
Note Balance @ 05/15/23	14,750,000.00
Principal Paid	0.00
Note Balance @ 06/15/23	14,750,000.00
Note Factor @ 06/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,793,862.63
Total Principal Paid	25,655,539.33
Total Paid	27,449,401.96

Class A-1
Coupon	1.54800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.77000%
Interest Paid	365,314.65
Principal Paid	17,958,877.53
Total Paid to A-2a Holders	18,324,192.18

Class A-2b
One-Month SOFR	4.87227%
Coupon	5.44227%
Interest Paid	317,856.47
Principal Paid	7,696,661.80
Total Paid to A-2b Holders	8,014,518.27

Class A-3
Coupon	3.25000%
Interest Paid	720,416.67
Principal Paid	0.00
Total Paid to A-3 Holders	720,416.67

Class A-4
Coupon	3.44000%
Interest Paid	257,770.67
Principal Paid	0.00
Total Paid to A-4 Holders	257,770.67

Class B
Coupon	3.56000%
Interest Paid	87,516.67
Principal Paid	0.00
Total Paid to B Holders	87,516.67

Class C
Coupon	3.66000%
Interest Paid	44,987.50
Principal Paid	0.00
Total Paid to C Holders	44,987.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.8245701
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0947134
Total Distribution Amount	27.9192835

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.4742318
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.4732749
Total A-2a Distribution Amount	73.9475067

A-2b Interest Distribution Amount	2.9929988
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.4732750
Total A-2b Distribution Amount	75.4662738

A-3 Interest Distribution Amount	2.7083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7083333

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	2.9666668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.9666668

C Interest Distribution Amount	3.0500000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.0500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	212.47
Noteholders' Third Priority Principal Distributable Amount	574.93
Noteholders' Principal Distributable Amount	212.60

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/23	4,915,858.40
Investment Earnings	20,741.42
Investment Earnings Paid	(20,741.42)
Deposit/(Withdrawal)	-
Balance as of 06/15/23	4,915,858.40
Change	-

Required Reserve Amount	4,915,858.40

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,242,537.93	$3,765,821.01	4,779,102.76
Number of Extensions	154	131	167
Ratio of extensions to Beginning of Period Receivables Balance	0.62%	0.53%	0.64%